Subsequent events	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Subsequent Events [Abstract]
Subsequent events
8	Subsequent events

The Company has evaluated its subsequent events from March 31, 2020 through the date these condensed consolidated financial statements were issued and has determined that there are no subsequent events requiring disclosure in these condensed consolidated financial statements other than the items noted below.

Subsequent to March 31, 2020, the Company issued 2,096 shares of common stock for services.

Merger Agreement

On June 9, 2020, the Company, Adgero Acquisition Corp., a wholly-owned subsidiary of the Company (“Merger Sub”), and Adgero Biopharmaceuticals Holdings, Inc. (“Adgero”), entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”) pursuant to which Merger Sub will merge with and into Adgero, with Adgero surviving the merger and becoming a direct, wholly-owned subsidiary of the Company (the “Merger”). Following the Merger, if approved by the stockholders, the Company will be renamed “Kintara Therapeutics, Inc.”

Subject to the terms and conditions of the Merger Agreement, at the effective time of the Merger (the “Effective Time”), (i) each outstanding share of Adgero common stock (the “Adgero Common Stock”) (other than any shares held as treasury stock that will be cancelled) will be converted into shares of Company common stock (the “DelMar Common Stock”) based on the exchange ratio, (ii) each outstanding warrant to purchase Adgero Common Stock will be converted into a warrant exercisable for that number of shares of DelMar Common Stock equal to the product of (x) the aggregate number of shares of Adgero Common Stock for which such warrant was exercisable and (y) the exchange ratio; and (iii) each outstanding Adgero stock option, whether vested or unvested, that has not been exercised will be cancelled for no consideration. The shares of DelMar Common Stock issuable in exchange for Adgero securities and underlying DelMar warrants issued in exchange for Adgero warrants pursuant to the Merger Agreement are referred to as the “Merger Consideration.”

As set forth in the Merger Agreement, as of immediately after the Effective Time and excluding the issuances of any shares of DelMar Common Stock related to any financing or fees payable in connection with the Merger and the financing, the former Adgero stockholders will own 49.5% of the total outstanding voting power of the combined company and the stockholders of the Company immediately prior to the Effective Time will own 50.5% of the total outstanding voting power of the combined company (the “Exchange Ratio”). The final Exchange Ratio will be determined immediately prior to the Effective Time to reflect the Company’s and Adgero’s capitalization as of immediately prior to such time. In connection with the termination of the Merger Agreement under specified circumstances, Adgero may be required to pay to the Company a termination fee of $500,000, or the Company may be required to pay to Adgero a termination fee of $500,000.

In connection with the Merger, the Company intends to undertake a private placement of convertible Series C Preferred stock. Each share of Series C Preferred stock will be issued at a price of $1,000 per share and will be convertible into shares of DelMar Common Stock at the conversion price of shares to be issued in the private placement. The closing of the Merger is contingent upon the Company receiving a minimum of $10 million in the private placement. The placement agent will receive a Merger success fee equal to 5% of the DelMar Common Stock issued to Adgero in the Merger. In addition, the placement agent will receive stock purchase warrants equal to 10% of the value of the shares issued in the private placement. The Merger is expected to be completed in the third calendar quarter of 2020.

11	Subsequent events

Underwritten public offering

On August 16, 2019, the Company closed on the sale of (i) 4,895,000 shares of its common stock, par value $0.001 per share (the “Common Stock”), (ii) pre-funded warrants (“PFW”) to purchase an aggregate of 2,655,000 shares of Common Stock and (iii) common warrants to purchase an aggregate of 7,762,500 shares of Common Stock (“2020 Investor Warrants”), including 800,000 shares of Common Stock and 2020 Investor Warrants to purchase an aggregate of 1,012,500 shares of Common Stock sold pursuant to a partial exercise by the underwriters of the underwriters’ option to purchase additional securities, in the Company’s underwritten public offering (the “Offering”). Each share of Common Stock or PFW, as applicable, was sold together with a 2020 Investor Warrant to purchase one share of Common Stock at a combined effective price to the public of $1.00 per share of Common Stock and accompanying 2020 Investor Warrant.

The net proceeds from the Offering, including from the partial exercise of the underwriters’ option to purchase additional securities, were approximately $6.7 million, after deducting underwriting discounts and commissions and other estimated offering expenses payable by us.

The 2020 Investor Warrants are exercisable at $1.00 per share and the PFW are exercisable at $0.01 per share until their expiries on August 16, 2024. The Company also issued 377,500 warrants to the underwriters of the Offering. The underwriter warrants are exercisable at $1.15 per share commencing February 10, 2020 until their expiry on August 14, 2022.

The Company granted the underwriters a 45-day option, ending September 28, 2019, to purchase up to an additional 1,012,500 shares of Common Stock and/or 2020 Investor Warrants to purchase up to 1,012,500 shares of Common Stock, at the public offering price less discounts and commissions. On August 15, 2019, the underwriters partially exercised this option by purchasing 800,000 shares of Common Stock and 2020 Investor Warrants to purchase an aggregate of 1,012,500 shares of Common Stock.

Subsequent to the closing of the Offering, all of the 2,655,000 PFW were exercised at $0.01 per PFW for proceeds of $26,550.

2017 Plan changes and stock option grants

Subsequent to June 30, 2019, and subject to approval by the Company’s stockholders, the Company’s board of directors approved an increase in the number of shares of common stock available to be issued under the 2017 Plan by 1,500,000. The increase brings the total number of shares available under the 2017 Plan to 2,280,000. As of June 30, 2019, the available number of shares of common stock under the 2017 Plan was 491,817.

The Company also granted 1,041,016 stock options to officers and directors of the Company. Of this total, 491,817 were granted under the existing 2017 Plan limit and 549,199 will be exercisable subject to approval by the Company’s stockholders of the share increase. All stock options have an exercise price of $0.61and expire on September 5, 2029. Of the 1,041,016 stock options granted, 375,000 vest pro rata monthly over one year from the date of grant and 666,016 vest as to one-sixth on the six month anniversary of the grant date with the remaining five-sixths vesting pro rate monthly over 30 months commencing on the seven month anniversary of the grant date.

Share issuances

Subsequent to June 30, 2019, we have issued 688 shares for services and 25,000 shares of Series B Preferred stock were converted into 6,250 shares of common stock.